As filed with the Securities and Exchange Commission on August 17, 2000
                                            Securities Act File No. 33-64398
                                    Investment Company Act File No. 811-7794
                        ------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549
                        -------------------------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                       Pre-Effective Amendment No. [ ]
                      Post Effective Amendment No. 11 [x]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                             Amendment No. 14 [x]

                       (Check appropriate box or boxes)
                        -------------------------------

                   Merrill Lynch Americas Income Fund, Inc.*
              (Exact Name Of Registrant As Specified In Charter)

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address Of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: (609) 282-2800

                                Terry K. Glenn
                   Merrill Lynch Americas Income Fund, Inc.
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
       Mailing Address: P. O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name And Address Of Agent For Service)
                        -------------------------------

                                  Copies to:
      Counsel for the Fund:
      BROWN & WOOD LLP                          Michael J. Hennewinkel, Esq.
    One World Trade Center                  MERRILL LYNCH INVESTMENT MANAGERS
   New York, New York 10048-0557                        P.O. Box 9011
  Attention: Thomas R. Smith, Jr., Esq.       Princeton, New Jersey 08543-9011
                        -------------------------------
It is proposed that this filing will become effective (check appropriate box):

                [ ] immediately upon filing pursuant to paragraph (b)
                [X] on September 18, 2000 pursuant to paragraph (b)
                [ ] 60 days after filing pursuant to paragraph (a)(1)
                [ ] on (date) pursuant to paragraph (a)(1)
                [ ] 75 days after filing pursuant to paragraph (a)(2)
                [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

                [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                        -------------------------------

 Title of Securities Being Registered: Common Stock, par value $.10 per share.
                        -------------------------------

* Subject to receiving shareholder approval of a change in its investment objective, the Fund will change its name to Merrill Lynch Emerging Markets Debt Fund, Inc.

Parts A, B and C of the Registrant's Post-Effective Amendment No. 10 under the Securities Act of 1933, as amended, and Amendment No. 14 under the Investment Company Act of 1940 (Parts A, B and C referred to hereinafter as the "Amendment"), filed on June 21, 2000, are being incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment until September 18, 2000.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 17th day of August, 2000.

                              MERRILL LYNCH AMERICAS INCOME FUND, INC.
                                            (Registrant)


                              By     /s/ DONALD C. BURKE
                                -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

                 Signature                                     Title                Date
                 ---------                                     -----                ----

              TERRY K. GLENN*                    President and Director
--------------------------------------------     (Principal Executive Officer)
             (Terry K. Glenn)


             DONALD C. BURKE*                    Vice President and Treasurer
--------------------------------------------     (Principal Financial and
             (Donald C. Burke)                    Accounting Officer)


             RONALD W. FORBES*                   Director
--------------------------------------------
            (Ronald W. Forbes)

          CYNTHIA A. MONTGOMERY*                 Director
--------------------------------------------
          (Cynthia A. Montgomery)

            CHARLES C. REILLY*                   Director
--------------------------------------------
            (Charles C. Reilly)

              KEVIN A. RYAN*                     Director
--------------------------------------------
              (Kevin A. Ryan)

            ROSCOE S. SUDDARTH*                  Director
--------------------------------------------
           (Roscoe S. Suddarth)

             RICHARD R. WEST*                    Director
--------------------------------------------
             (Richard R. West)

              ARTHUR ZEIKEL*                     Director
--------------------------------------------
              (Arthur Zeikel)

            EDWARD D. ZINBARG*                   Director
--------------------------------------------
            (Edward D. Zinbarg)

   *By:          /S/ DONALD C. BURKE                                                August 17, 2000
          ----------------------------------
        (Donald C. Burke, Attorney-in-Fact)
